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QUARTERLY REPORT

KINGSBARN DIVIDEND OPPORTUNITY ETF

Schedule of InvestmentsJanuary 31, 2026 (unaudited)

		Shares	Value
98.72%	COMMON STOCKS
9.03%	BUSINESS DEVELOPMENT COMPANIES
	OFS Capital Corp.	28,088	$139,597
	Trinity Capital Inc.	8,407	141,490
			281,087

35.38%	COMMERCIAL MORTGAGE REAL ESTATE INVESTMENT TRUSTS
	Acres Commercial Realty Corp. REIT(A)	7,508	143,778
	Arbor Realty Trust, Inc. REIT	29,259	225,294
	Ares Commercial Real Estate Corp. REIT	30,467	158,733
	Claros Mortgage Trust, Inc. REIT(A)	51,961	142,373
	Granite Point Mortgage Trust, Inc. REIT	66,204	141,015
	Lument Finance Trust, Inc. REIT	107,864	144,538
	Nexpoint Real Estate Finance, Inc. REIT	9,839	145,322
			1,101,053

54.31%	RESIDENTIAL MORTGAGE REAL ESTATE INVESTMENT TRUSTS
	AGNC Investment Corp. REIT	19,156	218,378
	Angel Oak Mortgage REIT, Inc.	16,212	145,422
	Annaly Capital Management, Inc. REIT	9,482	218,181
	ARMOUR Residential REIT, Inc.	8,004	139,269
	Dynex Capital, Inc. REIT	9,986	138,606
	Invesco Mortgage Capital, Inc. REIT	16,634	142,886
	New York Mortgage Trust, Inc. REIT	27,659	221,272
	Orchid Island Capital, Inc. REIT	17,000	132,600
	Redwood Trust, Inc. REIT	25,144	137,789
	Two Harbors Investment Corp. REIT	17,050	195,564
			1,689,967

98.72%	TOTAL COMMON STOCKS
	(Cost: $3,080,969)		3,072,107

98.72%	TOTAL INVESTMENTS
	(Cost: $3,080,969)		3,072,107
1.28%	Other assets, net of liabilities		39,849
100.00%	NET ASSETS		$3,111,956

(A)Non-income producing

REIT - Real Estate Investment Trust.

QUARTERLY REPORT

KINGSBARN DIVIDEND OPPORTUNITY ETF

Schedule of Investments - continuedJanuary 31, 2026 (unaudited)

In accordance with U.S. GAAP, “fair value” is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following summarizes the inputs used to value the Fund’s investments as of January 31, 2026:

	Level 1	Level 2	Level 3	Total
	Quoted Prices	Other Significant Observable Inputs	Significant Unobservable Inputs
COMMON STOCKS	$3,072,107	$—	$—	$3,072,107
TOTAL INVESTMENTS	$3,072,107	$—	$—	$3,072,107

The cost of investments for Federal income tax purposes has been estimated a/o January 31, 2026 since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purpose is $3,080,969, and the related net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$99,818
Gross unrealized depreciation	(108,680)
Net unrealized appreciation	$(8,862)